Business combination - Post Merger Operating Results - Aquadrill (Details) - Aquadrill LLC $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Business Combination Segment Allocation [Line Items]
Operating revenue	$ 383
Net income from continuing operations	$ 145